Share capital, reserves and retained earnings	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Share capital, reserves and retained earnings

19. Share capital, reserves and retained earnings

As at December 31, 2025, 2024 and 2023 the equity attributable to owners of the Company is analysed as follows:

	31/12/25	31/12/24	31/12/23
Share capital	55,073	55,073	55,073
Reserves	19,566	20,659	20,448
Retained earnings	(51,659)	(21,726)	(6,576)
Total	22,980	54,006	68,945

As at December 31, 2025, the Company’s share capital, which is totally authorized and issued, is composed of 55,073,045 ordinary shares with par value of Euro 1 each, for a total of 55,073. Please, refer to Note 3(f) "Going concern assumption" for the reduction of share capital by more than one-third and related obligations set forth in Article 2446 of the Italian civil code.

Ordinary shareholders have the right to receive dividends, as approved by shareholders’ meetings, and to express one vote per each share owned.

Share capital is owned, as at December 31, 2025, 2024 and 2023, as follows:

	31/12/25	31/12/24	31/12/23
Mr. Pasquale Natuzzi	56.2%	56.2%	56.2%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.7%	38.7%	38.7%
Total	100.0%	100.0%	100.0%

An analysis of “Reserves” is as follows:

	31/12/25	31/12/24	31/12/23
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Share premium reserve	175	175	175
Stock option reserve	1,501	1,501	1,133
Reserve for gain on disposal of Non-controlling interests	4,219	4,219	4,219
Foreign operations translation reserve	(1,042)	1,792	2,335
Remeasurement of defined benefit plan	1,424	1,195	1,127
Reserve from Shareholder Financing	1,830	318	—
Total	19,566	20,659	20,448

The “Legal reserve” is related to the requirements of Italian law, which provide that 5% of net income of the Parent Company is retained as a legal reserve, until such reserve is 20% of the issued share capital. The legal reserve may be utilized to offset losses; any portion which exceeds 20% of the issued share capital is distributable as dividends. The legal reserve totaled 10,971 as at December 31, 2025, 2024 and 2023.

The “Majority shareholder capital contribution” is one of the Parent Company’s reserves, which is restricted for capital grants received.

The "Share premium reserve" refers to the value of the service provided by the beneficiary who subscribed to the stock option, for the portion accrued in 2022.

The "Stock option reserve" represents the value of the services provided as at 31 December 2025 by the beneficiaries of the stock option plan.

The “Reserve for gain on disposal of Non-controlling interests” reports the recognition, for the share pertaining to the Group, of the contribution by the shareholder Troung Thanh Furniture (TTF) who carried out the relevant payment in March 2022 for the acquisition of 20% stake in Natuzzi Singapore PTE LTD. No further contribution took place in 2024 and 2025.

The “Foreign operations translation reserve” relates to the translation of foreign subsidiaries’ financial statements for those subsidiaries which have assessed their functional currency being different from Euro.

The “Remeasurement of defined benefit plan” refers to the calculation of the present value of the employees’ leaving entitlement at each reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. In particular, such actuarial gains or losses are reported in OCI (see note 4 (q)).

The “Reserve from Shareholder Financing” increased compared to the balance as at 31 December 2024, following the disbursement in 2025 of a three-year interest-free loan amounting to 10,000. The benefit arising from the absence of market-rate interest is recognized as an equity contribution. This increase is therefore in addition to that recognized in 2024, when the majority shareholder granted an initial three-year loan at below-market terms. See Notes 20 and 45.

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/25	31/12/24	31/12/23
Foreign operations translation reserve	(1,042)	1,792	2,335
Remeasurement of defined benefit plan	1,424	1,195	1,127
Owners of the Company	382	2,987	3,462
Non-controlling interests	(117)	148	(17)
Total OCI	265	3,135	3,445

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2025

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(1,791)	—	(1,791)
Share of OCI of equity-method investees	(1,309)	—	(1,309)
Actuarial gains/(losses) on employees’ leaving entitlement	—	229	229
Total	(3,100)	229	(2,871)

Year ended December 31, 2024

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(1,064)	—	(1,064)
Share of OCI of equity-method investees	686	—	686
Actuarial gains/(losses) on employees’ leaving entitlement	—	68	68
Total	(378)	68	(310)

Year ended December 31, 2023

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(2,003)	—	(2,003)
Share of OCI of equity-method investees	(1,257)	—	(1,257)
Actuarial gains/(losses) on employees’ leaving entitlement	—	(185)	(185)
Total	(3,260)	(185)	(3,445)